Income Tax - Summary of the Reconciliation of Statutory Tax Rates to Effective Tax Rate (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss)/profit before income tax	¥ (16,488)	¥ 4,299	¥ 3,856
Tax calculated at the tax rate of 25% (2018: 25%, 2017:25%)	(4,122)	1,075	964
Lower tax rates enacted by local authority	56	(139)	(93)
Share of results of associates and joint ventures	24	(71)	(51)
Income not subject to tax	(12)	(36)	(9)
Expenses not deductible for tax	169	128	88
Utilization of previously unrecognized tax losses	(16)	(11)	(60)
Unrecognized tax losses for the year	21	17	28
Utilization of previously unrecognized deductible temporary differences	(10)	(8)	(1)
Unrecognized deductible temporary differences	3	3	23
Adjustments in respect of current tax of previous periods	(4)	(34)	61
Additional deduction of research and development costs	(31)	(27)	(24)
Income tax deduction of purchase of special equipment for production safety	(5)	(78)
Income tax expense	¥ (3,927)	¥ 819	¥ 926
Effective tax rate	23.82%	19.05%	24.01%